Fees Summary	Aug. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,403,593.25
Previously Paid Amount	0.00
Total Fee Amount	608.14
Total Offset Amount	0.00
Net Fee	$ 608.14
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A